Property, Equipment And Software - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation and amortization expenses	¥ 21,589	$ 3,309	¥ 5,124	¥ 2,992